Organization and Business Description - Schedule of Cash Flow Statement (Details) - VIE [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities	$ (516,587)	$ 2,919,587
Net cash provided by (used in) investing activities	2,400,625	(4,297,134)
Net cash (used in) provided by financing activities	$ (1,444,594)	$ 4,901,089